Directors and Staff Costs - Summary of Staff Costs, Including Directors' Remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Wages and salaries	£ 15,363	£ 14,760	£ 10,837
Social security costs	1,524	1,434	1,491
Other pension costs	489	429	319
Share-based payments charge	13,050	10,252	8,632
Total aggregate remuneration	£ 30,426	£ 26,875	£ 21,279